CONSOLIDATED CASH FLOW STATEMENT - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Income before income tax and social contribution	R$ 10,994,356	R$ 6,952,646	R$ 7,217,786
Adjustments to reconcile net profit (loss) to net cash providaded by operating activities:
Depreciation and amortization	2,081,459	1,862,869	1,807,429
Net exchange and monetary changes	565,217	260,761	(451,967)
Financial charges	2,515,854	2,438,704	2,983,484
Result of equity method investees	(1,867,546)	(1,670,903)	(1,041,071)
Contractual revenue - Transmission	(17,450,333)	(12,247,523)	(11,532,666)
Construction revenue - Generation	(82,205)	(37,800)	(49,353)
Construction cost - transmission	1,312,861	928,643	865,764
Regulatory Remeasurements - Transmission Contracts	(4,858,744)	(4,228,338)
Operational Provisions (Reversals)	14,893,039	7,373,552	2,005,808
Interest of non-controlling shareholders		(73,699)	(70,772)
GSF Reimbursement	(4,265,889)
Financial instruments - derivatives	(725,826)	(332,017)	56,613
Others	725,437	205,677	(885,934)
Adjustments to reconcile net profit (loss)	(7,156,676)	(5,520,074)	(6,312,665)
(Increases)/decreases in operating assets
Customers	1,705,583	(1,454,193)	(1,390,270)
Marketable and securities	(2,511,670)	(3,580,871)	(4,050,412)
Reimbursement rights	(22,909)	76,487	792,306
Warehouse	(136,862)	(38,167)	(91,532)
Nuclear fuel stock	(166,850)	(313,743)	(40,329)
Financial assets - Itaipu	605,581	746,673	601,224
Assets held for sale		2,314,709	10,863,548
Hydrological Risk	1,787	41,243	114,915
Others	585,694	116,654	(2,157,090)
(Increases)/decreases in operating assets	60,354	(2,091,208)	4,642,359
Increases/(decreases) in operating liabilities
Suppliers	99,527	781,295	(203,044)
Advances		(73,748)	5,762
Leases		402,881	(316,152)
Estimated Obligations	233,086	94,915	(193,728)
Reimbursement Obligations		267,111
Regulatory Fees	(82,459)	(26,627)	(16,639)
Liabilities associated with assets held for sale		(1,661,335)	(8,602,259)
Others	691,786	(710,077)	227,316
Increases/(decreases) in operating liabilities	941,940	(925,585)	(9,098,744)
Payment of interests	(2,545,474)	(1,701,076)	(3,650,619)
Receipt of RAP and indemnities	14,832,701	14,596,560	12,296,475
Receipt of financial charges	567,736	662,713	1,114,465
Payment of income tax and social contribution	(2,483,129)	(3,537,980)	(3,384,888)
Receipt of remuneration of investments in ownership interests	2,175,585	1,195,566	1,007,575
Payment of supplementary social security	(418,059)	(305,292)	(258,519)
Payment of judicial contingencies	(6,228,610)	(3,247,582)	(1,792,631)
Securities and restricted deposits	(2,510,119)	(951,327)	(621,161)
Net cash from (used in) operating activities of continued operations	8,230,605	5,127,361	1,159,433
Net cash from (used in) operating activities of discontinued operations			(379,997)
Net cash from (used in) operating activities	8,230,605	5,127,361	779,436
FINANCING ACTIVITIES
Loans and financing obtained/debentures obtained	4,828,697	9,157,888	6,779,312
Payment of loans and financing/debentures - principal	(8,429,427)	(12,613,613)	(12,463,148)
Payment of remuneration to shareholders	(3,747,606)	(2,593,945)	(1,183,146)
Receipt of advances for future capital increase			3,660,215
Payment of financial leases	(600,470)	(556,876)	(547,226)
Others	(499,734)	(82,424)	(51,412)
Net cash from (used in) financing activities of continued operations	(8,448,541)	(6,688,970)	(3,805,405)
Net cash from (used in) financing activities of discontinued operations			414,724
Net cash provided by (used in) financing activities	(8,448,541)	(6,688,970)	(3,390,681)
INVESTMENT ACTIVITIES
Loans and financing - payment			(40,040)
Loans and financing - receipt	4,834,033	4,138,002	4,904,413
Acquisition of fixed assets	(2,573,439)	(2,254,786)	(1,954,652)
Acquisition of intangible assets	(118,805)	(142,003)	(65,550)
Acquisition of contractual assets	(1,299,710)	(928,643)	(418,016)
Capital investment in equity investments	(274,354)	(68,169)	(865,764)
Investment for future capital increases		(6,780)	1,017,292
Disposal of investments in equity interests		941,779	(124,032)
Others	(443,738)	(166,491)	(55,723)
Net cash from (used in) investment activities of continued operations	123,988	1,512,909	2,397,927
Net cash from (used in) investment activities of discontinued operations			6,337
Net cash provided by (used in) investment activities	123,988	1,512,909	2,404,264
Increase (decrease) in cash and cash equivalents	(93,948)	(48,700)	(206,981)
Cash and cash equivalents at the beginning of the year	286,607	335,307
Cash and cash equivalents at the end of the year	192,659	R$ 286,607	335,307
Increase (decrease) in cash and cash equivalents of discontinued operations			R$ 41,064